BORROWINGS	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about borrowings [abstract]
BORROWINGS
BORROWINGS
Corporate Borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2020				December 31, 2019
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	4	$—	$—	2.9	5	$299	$299
Commercial paper	0.6	< 1	140	140	N/A	N/A	N/A	N/A
Medium Term Notes:
Series 4 (C$150)	5.8	16	110	143	5.8	17	115	142
Series 8 (C$400)	4.8	2	295	310	4.8	2	308	324
Series 9 (C$400)	3.8	5	295	318	3.8	5	308	322
Series 10 (C$500)	3.6	7	368	402	3.6	7	384	400
Series 11 (C$475)	4.3	9	350	397	4.3	9	231	248
Series 12 (C$475)	3.4	10	350	372	3.4	10	231	232
Series 13 (C$300)	4.3	29	221	248	4.3	30	231	237
	4.0	10	$1,989	$2,190	4.1	10	$1,808	$1,905
Total corporate borrowings			2,129	$2,330			2,107	$2,204
Add: Unamortized premiums(1)			6				—
Less: Unamortized financing fees(1)			(11)				(7)
Less: Current portion			(140)				—
			$1,984				$2,100

(1)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Brookfield Renewable had $140 million commercial paper outstanding as at June 30, 2020 (2019: nil). The commercial paper program is supplemented by our $1.75 billion corporate credit facilities.
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for reserve accounts. As at June 30, 2020, there were no letters of credit issued that utilized the corporate credit facility (2019: nil).
Brookfield Renewable and its subsidiaries issue letters of credit from some of their credit facilities for general corporate and operating purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 17 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of credit facilities:

(MILLIONS)	June 30, 2020	December 31, 2019
Authorized corporate credit facilities(1)	$2,150	$2,150
Draws on corporate credit facilities(1)	—	(299)
Authorized letter of credit facility	400	400
Issued letters of credit	(258)	(266)
Available portion of corporate credit facilities	$2,292	$1,985

(1)	Amounts are guaranteed by Brookfield Renewable.
Medium term notes
Medium term notes are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Finco”) (Note 19 – Subsidiary public issuers). Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
On April 3, 2020, Brookfield Renewable completed the issuance of C$175 million ($124 million) Series 11 medium term notes and C$175 million ($124 million) Series 12 medium term notes. The medium term notes were issued as a re-opening on identical terms, other than issue date and the price to the public, to the 4.25% Series 11 medium term notes and the 3.38% Series 12 medium term notes that were issued in September 2018 and 2019, respectively.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate ("EURIBOR") and the Canadian Dollar Offered Rate (“CDOR”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (IBR), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (IPC), Colombia inflation rate, plus a margin. Non-recourse borrowings in India consist of fixed interest rate debt. Non-recourse borrowings in China consist of floating interest rates of People's Bank of China ("PBOC").
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2020				December 31, 2019
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric(2)	5.9	9	$6,569	$7,196	5.9	10	$6,616	$7,106
Wind	5.2	10	1,861	1,961	5.2	11	1,899	2,006
Solar	5.2	5	304	302	5.1	5	355	363
Storage & other	3.3	1	77	79	3.9	4	94	98
Total	5.7	9	$8,811	$9,538	5.7	10	$8,964	$9,573
Add: Unamortized premiums(3)			8				9
Less: Unamortized financing fees(3)			(57)				(69)
Less: Current portion			(1,190)				(685)
			$7,572				$8,219

(1)	Includes $117 million (2019: $142 million) borrowed under a subscription facility of a Brookfield sponsored private fund.

(2)
Includes a lease liability of $554 million associated with a hydroelectric facility included in property, plant and equipment, at fair value, which is subject to revaluation. During the quarter, Brookfield Renewable exercised the buy out option related to this lease liability. The transaction is expected to close in 2020.

(3)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
In March 2020, Brookfield Renewable completed a refinancing of COP 200 billion ($50 million). The debt, drawn in two tranches, bears interest at the applicable base rate plus an average margin of 2.36% and matures in March 2027.
In March 2020, Brookfield Renewable completed a refinancing totaling INR 1,460 million ($20 million) associated with a solar portfolio in India. A portion of the loan bears interest at the applicable base rate plus a margin of 1.45% and the remaining portion bears a fixed rate of 9.75%. The loans mature between 2032 to 2037.
In May 2020, Brookfield Renewable completed a bridge financing totaling R$250 million ($46 million) associated with a solar development project in Brazil. The loan bears interest at a fixed rate of 5.3% and matures in 2021.
In June 2020, Brookfield Renewable completed a financing totaling C$23 million ($17 million) associated with a hydroelectric facility in Canada. The loan bears interest at a fixed rate of 3.5% and matures in 2044.